August 18, 1997

Dear Shareholder,

I am pleased to present the annual report of the OMEGA South Africa Fund for the financial year ended June 30, 1997.

As I have brought to the attention of shareholders in my previous reports, the OMEGA South Africa Fund has a unique fund structure which is designed to create an efficient vehicle for institutional investors to gain immediate exposure to the South African equity market in a cost effective way. The key features of this structure are summarized overleaf.

Following a period of weakness for the South African stock market during the first six months under review, when the JSE Actuaries All Share Index (the benchmark for the Fund) fell by 3.2%, the second six-month period realized an 11.4% gain to record a 7.9% gain for the full year. However, this 7.9% gain was in South African rand terms; in U.S. dollar terms the gain was 3.0%, reflecting the 4.5% decline in the rand/dollar exchange rate over the financial year.

During the financial year, the total return (including dividends distributed) in U.S. dollar terms from the OMEGA Fund was 9.2% which compares with a U.S. dollar total return of 5.6% for the benchmark Index. I believe this puts into perspective the value added by the performance of the OMEGA Fund over the financial year. Dividends paid by the Fund during the year totalled U.S.$4.54 per share.

In my last report to shareholders, I commented that calendar 1996's 22% decline of the rand against the U.S. dollar "was clearly the major feature of the South African investment markets". While the rand has been relatively more stable during the first six months of calendar 1997, indeed a modest 3.2% appreciation was recorded against the U.S. dollar during this period, some long-term depreciation is to be expected while South African inflation rates remain above U.S. levels. Within this longer term trend, the current process of dismantling South Africa's exchange control regime, while undoubtedly beneficial for the economy in the longer term, can be expected to add to currency uncertainty in the short term.

Our investment objective continues to be to seek a long-term total return in excess of the Index and I remain optimistic that this will be achieved. Thank you for the confidence you have shown us by your investment in the OMEGA South Africa Fund.


M.J. LEVETT
PRESIDENT

OMEGA
SOUTH AFRICA FUND


THE OMEGA SOUTH AFRICA FUND HAS A UNIQUE FUND STRUCTURE OFFERING INSTITUTIONAL INVESTORS INSTANT ACCESS TO THE SOUTH AFRICAN SHARE MARKET. WITH
AN UNDERLYING PORTFOLIO OF APPROXIMATELY U.S.$ ONE BILLION AT JUNE 30, 1997, THE FUND COMBINES THE LIQUIDITY OF AN OPEN-END FUND WITH THE PORTFOLIO
STABILITY AND REDUCED TRADING COSTS ASSOCIATED WITH A CLOSED-END FUND.

FUND OBJECTIVE

The OMEGA South Africa Fund (the "OMEGA Fund") is a Massachusetts business trust that seeks long-term total return in excess of the Johannesburg Stock Exchange Actuaries All Share Index (the "Index") from investment in equity securities of South African issuers.

The OMEGA Fund seeks to realize this objective through a policy of investing in those securities which the Adviser believes will show above average growth in the longer term. Less weight is accorded to short term and cyclical factors.

FUND ORGANIZATION

Rather than directly acquire and manage its own portfolio of securities, the OMEGA Fund invests all of its investable assets in Old Mutual South Africa Equity Trust (the "Master Trust"), a Massachusetts trust that has the same investment objective as the OMEGA Fund.

The Master Trust was established in November, 1995 with a fully invested portfolio of South African equities. Subscribers to the OMEGA Fund gain their exposure to the Master Trust at net asset value, avoiding the bid ask spread, South African stamp duty of 0.25% and potential market impact costs on the underlying South African securities. Additionally, while the OMEGA Fund does not hedge the rand exposure of the underlying portfolio, it does offer the benefits of dealing in U.S. dollars.

INVESTMENT ADVISER

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser") is the investment adviser to the Master Trust. The Adviser is a wholly owned subsidiary of Old Mutual, the largest insurer in South Africa with over U.S.$45 billion of assets under management.

The Adviser receives a management fee of 0.60% per annum of daily net assets.

SUBSCRIPTION

Shares are priced daily and are offered on a continuous basis at net asset value, plus brokerage commission of up to 0.35%.

The size of the Master Trust, approximately U.S.$ one billion at June 30, 1997, combined with the ability of investors in the OMEGA Fund to acquire substantial shareholdings at the next business day's net asset value, enables investors in the OMEGA Fund to gain exposure to the South African equity market speedily and in volume, as well as cost effectively.

REDEMPTION

Redemptions from the OMEGA Fund may be requested on any business day in any amount at the next business day's net asset value, subject to a redemption fee of 0.65%.

The liquidity for redemptions is provided by a portfolio of marketable international securities held by Old Mutual Global Assets Fund Limited (the "Global Fund"). Using realizations from the Global Fund rather than from the Master Trust securities enables the Master Trust to avoid the cost of realizing the underlying South African securities to fund redemptions.

INVESTMENT PORTFOLIO

Under normal circumstances at least 95% of the Master Trust's total assets will be invested in listed South African equities.

At June 30, 1997 there were 70 shareholdings in the portfolio of which the top 10 comprised 47.4% by value. The historical price earnings ratio was 20.2 and the dividend yield was 2.1%; this compares with a price earnings ratio and dividend yield of 14.9 and 2.3%, respectively, for the benchmark Index.

In order to illustrate the stock specific weighting of the OMEGA Fund portfolio, the table below compares the weighting in the portfolio and the Index of the portfolio's top ten holdings as at June 30, 1997:

                                     WEIGHT IN          WEIGHT IN
                                       OMEGA            ALL SHARE
                                       FUND               INDEX

Nedcor                                 7.7%                2.0%
De Beers                               6.0%                5.7%
Sasol                                  5.8%                3.2%
Anglo American                         5.0%                5.6%
Standard Bank                          4.7%                2.3%
Rembrandt                              4.1%                2.2%
SA Breweries                           3.8%                4.0%
Gencor                                 3.7%                2.8%
Barlow                                 3.4%                0.9%
CG Smith                               3.2%                1.1%

TOTAL                                 47.4%               29.8%

THE SOUTH AFRICAN ECONOMY

Now in its sixteenth quarter, South Africa's current economic upturn is the country's longest since the gold boom of the late 1970s. The recession which started late in 1989 ended in mid-1993. Since then GDP growth has averaged about 3% per annum.

                RB6006D Gross Domestic Product at Market Prices
          (Percentage Change From Previous Period) (SARB Quarterly Bul

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]


1990        -0.0275
            -0.5415
            -0.7049
             0.0062
1991        -0.8687
            -1.0107
            -0.9658
            -1.2279
1992        -1.1092
            -1.5205
            -2.7083
            -3.4387
1993        -2.1378
            -0.2672
             2.7284
             4.9515
1994         3.5072
             2.8466
             2.1559
              2.512
1995         3.8021
             3.7865
             3.4256
             2.4762
1996         2.7762
             3.1049
             3.2033
             3.3795
1997         2.3281
                1.6
                1.2
                  1
1998              2
                2.5

However, GDP growth has slowed recently, from the 3.1% recorded for 1996 to 2.3% (year-on-year) for the first quarter of 1997. While some of the slowdown can be attributed to a more normal agricultural season (1996 was an exceptionally good year), other factors include a decline in mining production and poor performance from the consumer sectors. Real interest rates, which have been high for some time now, have finally started to restrain debt-laden consumers.

We believe the slowdown will be moderate. With support from exports, GDP growth should not slow much below 2% this year with the prospect of 3% plus growth in 1998.

On the inflation front there has been a progressive decline from the 16% level of 1991 to an average of 7% for 1996. Much of the decline has been a result of the South African

Reserve Bank's commitment to lower inflation, as shown by its persistence in keeping short-term interest rates high. Domestic deregulation, trade liberalisation and the discipline of low world inflation have also helped curb domestic inflation.

Last year's currency weakness pushed inflation higher in the first half of 1997, but we believe inflation has now peaked and will fall to below 8% by year-end. We expect an average of around 9% for 1997 with a resumption of the declining trend in 1998.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

int180   SHORT TERM INTEREST RATES - RESERVE BANK DISCOUNT RATE INFLATION - CPI
- ALL ITEMS-FOR F/CAST PURPOSES
1990     18   15.1589
         18   14.9091
         18   14.8987
         18   14.6054
         18    13.905
         18   13.5321
         18   13.2955
         18    13.565
         18   14.3333
         18   14.0969
         18   15.2505
         18   14.6394
1991     18   14.3312
         18   14.9789
         17   14.1079
         17    14.594
         17   15.1577
         17   15.1515
         17   15.8475
         17   15.5972
         17   15.3547
         17   16.7954
         17   15.5009
         17   16.2441
1992     17    16.156
         17   15.7798
         16   15.7273
         16   15.6054
         16   14.7527
         15   15.0877
         15    14.632
         15   14.2613
         15   13.4794
         15   11.7355
         14   11.0475
         14    9.6123
1993     14    9.6723
         13    9.0333
         13    9.6622
         13   11.0163
         13   10.6236
         13    9.9848
         13    9.8943
         13    9.2676
         13    9.0572
         12    9.3935
         12    9.2115
         12    9.5063
1994     12    9.9125
         12    9.8837
         12    9.0258
         12    7.058
         12    7.2373
         12    7.4844
         12    8.2474
         12    9.3707
         13   10.143
         13    9.8039
         13    9.8516
         13    9.8923
1995     13    9.6154
         14    9.8545
         14   10.2497
         14   11.0313
         14   10.7722
         15    9.9936
         15    8.9524
         15    7.5047
         15    6.3659
         15    6.3424
         15    6.3882
         15    6.8585
1996     15    6.8966
         15    6.5021
         15     6.317
         16    5.5262
         16    5.8582
         16    6.8581
         16    7.1096
         16    7.5044
         16    8.4253
         16    9.0909
         17    9.1801
         17    9.3983
1997     17    9.3887
         17    9.8436
         17    9.5895
         17    9.8683
         17    9.5163
         17    9.1166
         17    9.4328
         17    9.2098
         17    8.7049
         17    8.1191
         17      8.17
         16    7.6862


For the present, we expect interest rates to remain high. We believe that, only once the evidence of lower inflation is clear, will the Reserve Bank reduce rates. We expect one Bank rate cut towards the end of 1997 and further cuts in 1998.

A slowdown in growth in 1997 combined with the maintenance of a disciplined fiscal and monetary stance will, we believe, place the economy in better shape to resume higher growth in 1998 and 1999.

THE SOUTH AFRICAN INVESTMENT MARKET

The weakness of the rand, which was such a dominant feature in 1996, reversed during the first six months of 1997 translating an 11.4% increase in the JSE Actuaries All Share Index in rand terms into a 14.9% increase in U.S. dollar terms for the six-month period.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

JSE All Share Indexed to 100 (R)                 JSE All Share (U.S. $)
1989/52         100.000                          1989/52         100.000
1990/01         103.831                          1990/01         103.724
1990/02         108.333                          1990/02          108.11
1990/03         105.208                          1990/03         104.884
1990/04         106.788                          1990/04         106.349
1990/05         110.215                          1990/05          109.65
1990/06         112.265                          1990/06         111.689
1990/07         105.477                          1990/07         104.936
1990/08         104.368                          1990/08         103.833
1990/09         103.226                          1990/09         102.696
1990/10         106.586                          1990/10         106.586
1990/11         112.265                          1990/11         112.846
1990/12         110.517                          1990/12         111.669
1990/13         109.442                          1990/13         111.161
1990/14         105.141                          1990/14         107.129
1990/15         104.872                          1990/15         107.193
1990/16         103.931                          1990/16         106.568
1990/17         102.419                          1990/17         105.352
1990/18         104.536                          1990/18         107.873
1990/19         106.888                          1990/19           110.3
1990/20         107.594                          1990/20         111.028
1990/21         106.384                          1990/21          109.78
1990/22         106.485                          1990/22         109.884
1990/23         104.671                          1990/23         108.155
1990/24         100.067                          1990/24         103.536
1990/25         98.6559                          1990/25         102.212
1990/26         103.394                          1990/26         107.264
1990/27         103.999                          1990/27         107.604
1990/28         102.923                          1990/28         106.208
1990/29         102.319                          1990/29         105.304
1990/30          105.41                          1990/30         108.199
1990/31         107.863                          1990/31         110.424
1990/32         105.242                          1990/32         107.176
1990/33         106.855                          1990/33          108.25
1990/34         97.7487                          1990/34         98.5103
1990/35         100.571                          1990/35         100.831
1990/36         98.8911                          1990/36         99.0827
1990/37          96.371                          1990/37         96.4953
1990/38          91.297                          1990/38         91.3559
1990/39         92.2043                          1990/39         92.2043
1990/40         90.0202                          1990/40         89.8349
1990/41         88.7769                          1990/41         88.4123
1990/42         86.7608                          1990/42         86.2274
1990/43          89.953                          1990/43         89.2171
1990/44         88.5417                          1990/44         87.6382
1990/45         88.3401                          1990/45         87.3272
1990/46         86.1559                          1990/46         85.0598
1990/47         86.4919                          1990/47          85.283
1990/48         87.3992                          1990/48         86.0682
1990/49         90.5242                          1990/49         89.3725
1990/50         89.9866                          1990/50         89.0683
1990/51         91.0282                          1990/51         90.3298
1990/52         91.3978                          1990/52         90.9291
1991/01         91.0618                          1991/01         90.5948
1991/02         89.6505                          1991/02         89.1908
1991/03         86.8952                          1991/03         86.4495
1991/04         85.6183                          1991/04         85.1792
1991/05         86.1895                          1991/05         85.7475
1991/06         89.7513                          1991/06         89.1768
1991/07         92.0363                          1991/07         91.3301
1991/08         92.4395                          1991/08         91.6131
1991/09         94.1196                          1991/09         93.1592
1991/10         96.6062                          1991/10         96.6062
1991/11         97.9503                          1991/11         98.9706
1991/12         98.4207                          1991/12         100.493
1991/13         96.6734                          1991/13         99.7587
1991/14         98.7567                          1991/14         102.563
1991/15         100.235                          1991/15         104.772
1991/16         100.638                          1991/16         105.878
1991/17          102.05                          1991/17         108.066
1991/18          101.68                          1991/18         108.384
1991/19         100.336                          1991/19         107.542
1991/20         101.983                          1991/20         109.915
1991/21         104.167                          1991/21         112.896
1991/22         104.671                          1991/22         114.079
1991/23         107.829                          1991/23         118.353
1991/24         110.417                          1991/24         122.056
1991/25          113.81                          1991/25          126.71
1991/26         111.089                          1991/26         124.573
1991/27         114.919                          1991/27         128.944
1991/28          114.55                          1991/28         128.603
1991/29         118.985                          1991/29          133.66
1991/30         114.617                          1991/30         128.828
1991/31         116.163                          1991/31         130.641
1991/32         117.272                          1991/32         131.792
1991/33         116.767                          1991/33         131.131
1991/34         113.273                          1991/34         127.115
1991/35         112.534                          1991/35         126.194
1991/36         115.155                          1991/36         128.668
1991/37         114.382                          1991/37         127.346
1991/38         114.483                          1991/38         127.003
1991/39         110.148                          1991/39         121.759
1991/40         113.878                          1991/40          125.81
1991/41         113.004                          1991/41         124.774
1991/42         114.315                          1991/42         126.149
1991/43         116.364                          1991/43         128.338
1991/44         117.977                          1991/44         130.043
1991/45         118.246                          1991/45         130.062
1991/46         118.784                          1991/46         130.376
1991/47         118.448                          1991/47         129.732
1991/48         119.019                          1991/48         130.083
1991/49          117.44                          1991/49         127.816
1991/50          116.23                          1991/50          125.97
1991/51         114.583                          1991/51         123.667
1991/52         114.919                          1991/52         123.514
1992/01          115.39                          1992/01         124.365
1992/02         122.446                          1992/02         132.337
1992/03         124.362                          1992/03         134.783
1992/04         121.841                          1992/04         132.421
1992/05         121.136                          1992/05         132.024
1992/06         123.454                          1992/06         135.121
1992/07         123.421                          1992/07         135.658
1992/08         118.481                          1992/08         130.784
1992/09         120.867                          1992/09          133.99
1992/10         119.019                          1992/10         132.414
1992/11         118.716                          1992/11         132.552
1992/12         119.187                          1992/12         133.558
1992/13         119.456                          1992/13         134.344
1992/14         117.137                          1992/14          131.66
1992/15         114.147                          1992/15         128.225
1992/16         112.634                          1992/16         126.453
1992/17         113.273                          1992/17         127.096
1992/18         116.062                          1992/18          130.15
1992/19         121.102                          1992/19         135.509
1992/20         123.824                          1992/20         138.255
1992/21         123.757                          1992/21         137.883
1992/22         125.403                          1992/22         139.417
1992/23         125.605                          1992/23         139.043
1992/24         124.664                          1992/24         137.414
1992/25          123.69                          1992/25         135.761
1992/26         122.749                          1992/26         134.159
1992/27         122.681                          1992/27         133.634
1992/28         117.036                          1992/28         127.057
1992/29         117.608                          1992/29          127.25
1992/30         113.474                          1992/30         122.368
1992/31         115.289                          1992/31         123.912
1992/32         113.239                          1992/32         121.793
1992/33         105.511                          1992/33         113.559
1992/34         106.821                          1992/34          115.05
1992/35          105.41                          1992/35         113.608
1992/36         106.888                          1992/36         115.603
1992/37         102.991                          1992/37         111.777
1992/38         106.418                          1992/38         115.902
1992/39         107.829                          1992/39         117.853
1992/40         106.855                          1992/40          117.45
1992/41         103.461                          1992/41         114.367
1992/42         98.5215                          1992/42         109.531
1992/43         102.016                          1992/43          114.07
1992/44         101.378                          1992/44         114.013
1992/45         101.915                          1992/45         115.623
1992/46         102.218                          1992/46         116.993
1992/47         102.419                          1992/47          118.27
1992/48         105.309                          1992/48         122.703
1992/49         108.602                          1992/49         126.635
1992/50         108.837                          1992/50         127.004
1992/51         107.964                          1992/51          126.08
1992/52         109.106                          1992/52          127.51
1993/01         109.509                          1993/01         128.601
1993/02         113.642                          1993/02         134.104
1993/03         114.751                          1993/03         136.074
1993/04         114.382                          1993/04         136.303
1993/05         115.356                          1993/05         138.143
1993/06           116.7                          1993/06         140.293
1993/07         117.339                          1993/07         141.609
1993/08         117.204                          1993/08         141.999
1993/09         114.852                          1993/09         139.695
1993/10         113.743                          1993/10          138.89
1993/11         115.927                          1993/11         142.116
1993/12         118.548                          1993/12         145.906
1993/13         119.491                          1993/13         147.651
1993/14         119.996                          1993/14         148.276
1993/15         120.596                          1993/15         149.017
1993/16         119.732                          1993/16          147.95
1993/17         121.299                          1993/17         149.885
1993/18         125.436                          1993/18         154.998
1993/19         126.714                          1993/19         156.576
1993/20         131.173                          1993/20         162.086
1993/21         133.932                          1993/21         165.496
1993/22         134.156                          1993/22         165.773
1993/23         133.005                          1993/23         165.271
1993/24         132.703                          1993/24         165.825
1993/25         133.808                          1993/25         168.154
1993/26         136.318                          1993/26         172.284
1993/27         139.341                          1993/27          177.26
1993/28         138.353                          1993/28         177.165
1993/29         137.978                          1993/29         177.858
1993/30         134.366                          1993/30         174.362
1993/31         140.345                          1993/31         183.346
1993/32         134.732                          1993/32         176.162
1993/33         133.088                          1993/33         174.158
1993/34          135.88                          1993/34         177.963
1993/35         134.975                          1993/35         176.926
1993/36         132.885                          1993/36         174.777
1993/37          129.25                          1993/37         170.574
1993/38         129.317                          1993/38         171.246
1993/39         125.333                          1993/39         166.538
1993/40         126.447                          1993/40         167.903
1993/41         130.049                          1993/41         172.569
1993/42         131.541                          1993/42         174.428
1993/43         130.091                          1993/43         172.388
1993/44         131.594                          1993/44         174.261
1993/45         134.552                          1993/45         177.723
1993/46          138.07                          1993/46         181.906
1993/47         142.429                          1993/47         187.172
1993/48         141.248                          1993/48         185.149
1993/49         143.217                          1993/49         187.889
1993/50         150.115                          1993/50         197.105
1993/51         154.909                          1993/51         203.573
1993/52         158.616                          1993/52          208.62
1994/01         164.415                          1994/01         216.983
1994/02          170.75                          1994/02         226.113
1994/03         163.344                          1994/03         217.046
1994/04         160.762                          1994/04         214.349
1994/05         158.774                          1994/05         212.429
1994/06         168.731                          1994/06         226.335
1994/07         160.518                          1994/07         215.878
1994/08         163.039                          1994/08         219.841
1994/09          161.23                          1994/09         217.969
1994/10         168.349                          1994/10         227.198
1994/11         172.175                          1994/11         231.958
1994/12         175.861                          1994/12         236.513
1994/13         173.741                          1994/13         233.257
1994/14         165.964                          1994/14          224.37
1994/15         166.429                          1994/15         226.577
1994/16         166.945                          1994/16         228.886
1994/17         169.369                          1994/17         233.862
1994/18         180.078                          1994/18         250.431
1994/19         178.395                          1994/19         249.432
1994/20         185.949                          1994/20         261.407
1994/21         183.952                          1994/21         260.012
1994/22          180.84                          1994/22         257.017
1994/23           184.8                          1994/23         261.449
1994/24         189.634                          1994/24         267.071
1994/25         194.372                          1994/25         272.508
1994/26         187.913                          1994/26         262.267
1994/27           181.5                          1994/27         254.598
1994/28          181.63                          1994/28         256.077
1994/29         187.384                          1994/29         265.541
1994/30          186.44                          1994/30         265.561
1994/31         189.916                          1994/31         271.909
1994/32         192.475                          1994/32         274.056
1994/33         195.286                          1994/33         276.536
1994/34         194.855                          1994/34         274.423
1994/35         196.889                          1994/35         275.787
1994/36         198.763                          1994/36         277.911
1994/37         200.094                          1994/37         279.268
1994/38         195.945                          1994/38         272.986
1994/39         193.397                          1994/39         268.954
1994/40          190.73                          1994/40         264.864
1994/41         188.096                          1994/41         260.833
1994/42         189.092                          1994/42         261.841
1994/43         194.043                          1994/43         268.313
1994/44         193.222                          1994/44         266.798
1994/45          196.99                          1994/45         271.759
1994/46         197.113                          1994/46         271.686
1994/47         199.066                          1994/47         274.136
1994/48         195.949                          1994/48         269.603
1994/49         192.211                          1994/49         264.931
1994/50         191.346                          1994/50         264.207
1994/51         190.438                          1994/51         263.422
1994/52         194.984                          1994/52         270.192
1995/01         193.817                          1995/01         268.191
1995/02          190.51                          1995/02         263.241
1995/03         181.803                          1995/03         250.851
1995/04         173.488                          1995/04         239.039
1995/05         179.438                          1995/05         246.886
1995/06         175.878                          1995/06         242.418
1995/07         171.951                          1995/07         237.428
1995/08         173.891                          1995/08         240.534
1995/09          175.78                          1995/09          243.58
1995/10         175.538                          1995/10         243.899
1995/11         178.119                          1995/11         248.152
1995/12          175.78                          1995/12         245.554
1995/13         177.482                          1995/13         248.603
1995/14         183.033                          1995/14         256.564
1995/15         180.171                          1995/15         252.735
1995/16         181.951                          1995/16         255.416
1995/17         184.108                          1995/17         258.632
1995/18         188.146                          1995/18         264.496
1995/19         187.383                          1995/19         264.381
1995/20         184.642                          1995/20         261.464
1995/21         185.022                          1995/21         262.961
1995/22         185.712                          1995/22         264.913
1995/23         183.042                          1995/23         261.105
1995/24         182.634                          1995/24         260.522
1995/25         184.562                          1995/25         263.273
1995/26         182.146                          1995/26         259.826
1995/27         182.891                          1995/27         260.506
1995/28         183.135                          1995/28         260.471
1995/29         182.785                          1995/29         259.593
1995/30         181.961                          1995/30         258.045
1995/31         185.701                          1995/31         262.963
1995/32         186.936                          1995/32         264.712
1995/33         187.691                          1995/33         265.782
1995/34         187.028                          1995/34         264.842
1995/35         186.376                          1995/35          263.92
1995/36         188.121                          1995/36         266.634
1995/37          190.66                          1995/37          270.48
1995/38         190.312                          1995/38         270.232
1995/39         190.096                          1995/39         270.173
1995/40         192.604                          1995/40         273.738
1995/41         194.848                          1995/41         276.927
1995/42         195.789                          1995/42         278.264
1995/43         193.739                          1995/43          275.35
1995/44          196.52                          1995/44         279.304
1995/45         202.307                          1995/45         287.003
1995/46         202.321                          1995/46         286.499
1995/47         201.156                          1995/47          284.33
1995/48         200.597                          1995/48         283.024
1995/49         208.689                          1995/49         294.977
1995/50         208.791                          1995/50          295.66
1995/51         210.262                          1995/51         298.287
1995/52         209.288                          1995/52          297.45
1996/01         219.247                          1996/01         311.148
1996/02         225.922                          1996/02         320.153
1996/03         229.186                          1996/03         324.303
1996/04         233.932                          1996/04         330.538
1996/05         234.998                          1996/05          331.56
1996/06         230.971                          1996/06         328.868
1996/07          229.92                          1996/07         330.403
1996/08         227.401                          1996/08         329.838
1996/09         225.553                          1996/09         330.243
1996/10         225.034                          1996/10         333.256
1996/11         225.258                          1996/11         337.452
1996/12         224.817                          1996/12         340.738
1996/13         226.767                          1996/13          347.77
1996/14         225.154                          1996/14         349.999
1996/15         224.112                          1996/15          353.19
1996/16         234.298                          1996/16         374.414
1996/17         236.795                          1996/17         383.778
1996/18         232.768                          1996/18         382.687
1996/19         226.659                          1996/19         376.229
1996/20         226.531                          1996/20         379.673
1996/21         224.743                          1996/21         380.373
1996/22         229.116                          1996/22         391.616
1996/23         228.993                          1996/23         390.547
1996/24         229.161                          1996/24         389.976
1996/25         230.353                          1996/25         391.146
1996/26          231.14                          1996/26         391.626
1996/27         232.025                          1996/27         394.158
1996/28          228.59                          1996/28         389.345
1996/29         228.128                          1996/29         389.584
1996/30         222.955                          1996/30         381.759
1996/31         224.902                          1996/31         386.115
1996/32         223.988                          1996/32         387.115
1996/33         219.335                          1996/33         381.624
1996/34         220.571                          1996/34         386.373
1996/35         224.777                          1996/35         396.425
1996/36         228.026                          1996/36         401.698
1996/37         230.859                          1996/37         406.228
1996/38         233.039                          1996/38         409.601
1996/39         232.971                          1996/39         409.017
1996/40         235.906                          1996/40         415.297
1996/41         237.045                          1996/41         418.442
1996/42         235.342                          1996/42         416.572
1996/43         234.716                          1996/43         416.606
1996/44         234.254                          1996/44         416.928
1996/45         228.277                          1996/45         408.163
1996/46         229.926                          1996/46         413.015
1996/47         226.031                          1996/47         407.907
1996/48         225.602                          1996/48         409.036
1996/49         221.816                          1996/49         402.641
1996/50         217.827                          1996/50         395.863
1996/51         219.772                          1996/51         399.866
1996/52         221.206                          1996/52         402.948
1997/01         221.689                          1997/01         403.071
1997/02          224.28                          1997/02         407.018
1997/03         227.919                          1997/03          412.85
1997/04         224.617                          1997/04         406.112
1997/05          224.33                          1997/05         404.837
1997/06         231.171                          1997/06         413.338
1997/07         235.911                          1997/07         417.961
1997/08         239.386                          1997/08         420.279
1997/09         240.093                          1997/09         417.741
1997/10         237.296                          1997/10          411.95
1997/11         239.484                          1997/11         414.821
1997/12         238.526                          1997/12         412.241
1997/13         238.399                          1997/13         411.106
1997/14         235.746                          1997/14         406.892
1997/15         235.955                          1997/15         407.616
1997/16         235.962                          1997/16         407.991
1997/17         237.634                          1997/17          411.25
1997/18         240.223                          1997/18           416.1
1997/19         241.244                          1997/19         418.335
1997/20         240.014                          1997/20         416.668
1997/21         237.625                          1997/21         412.983
1997/22         235.945                          1997/22         410.523
1997/23         244.025                          1997/23         425.535
1997/24         244.339                          1997/24         427.044
1997/25         243.082                          1997/25         425.805
1997/26         249.027                          1997/26         437.205
1997/27         247.581                          1997/27         436.643
1997/28         246.908                          1997/28         437.445
1997/29         249.491                          1997/29         444.048
1997/30         250.134                          1997/30         447.244
1997/31         250.564                          1997/31         450.088
1997/32         255.349                          1997/32              --
1997/33         249.995                          1997/33              --
1997/34         246.906                          1997/34              --
1997/35              --                          1997/35              --
1997/36              --                          1997/36              --
1997/37              --                          1997/37              --
1997/38              --                          1997/38              --
1997/39              --                          1997/39              --
1997/40              --                          1997/40              --
1997/41              --                          1997/41              --
1997/42              --                          1997/42              --
1997/43              --                          1997/43              --
1997/44              --                          1997/44              --
1997/45              --                          1997/45              --
1997/46              --                          1997/46              --
1997/47              --                          1997/47              --
1997/48              --                          1997/48              --
1997/49              --                          1997/49              --
1997/50              --                          1997/50              --
1997/51              --                          1997/51              --
1997/52              --                          1997/52              --

The current uptrend in the Index has been in place since late 1992 and while this was initially driven primarily by rising price earnings ratios, since 1995 corporate earnings growth has provided the stimulus with p/e ratios actually declining.

However, in recent months there has been a slowdown in earnings growth, reflecting the lower rate of GDP growth. Additional pressures currently affecting the corporate sector include increased foreign competition, as tariffs are progressively lowered, and interest rates at historically high levels.

Market sentiment is likely to remain cautiously optimistic in the short term as investors wait for evidence of higher earnings growth figures and a clear indication that interest rates are set to fall. Additionally, the ongoing unwinding of exchange controls, while positive over the longer term, adds to near term uncertainty.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC] -
Historic Rating of South African Market P/E Ratio and Earnings Growth

1985              7.8
       21%        7.8
       21%        8.6
       21%        8.8
       21%        9.3
       21%        9.2
       21%        8.6
       21%        9.2
       21%        9.3
       21%        9.3
       21%        9.9
                  9.9
1986             10.4
       19%       10.3
       19%       10.2
       19%        9.4
       19%        9.7
       19%       10.0
       19%       10.6
       19%       11.8
       19%       12.0
       19%       11.8
       19%       12.0
                 11.9
1987             12.8
       12%       12.3
       12%       12.7
       12%       13.5
       12%       13.3
       12%       13.0
       12%       14.5
       12%       14.7
       12%       14.5
       12%       11.2
       12%       10.3
                  9.6
1988              8.4
       30%        8.0
       30%        8.8
       30%        8.4
       30%        8.5
       30%        8.7
       30%        9.0
       30%        8.1
       30%        8.7
       30%        9.1
       30%        8.9
                  8.8
1989              9.5
       17%        9.8
       17%       10.4
       17%       10.5
       17%        9.5
       17%       10.1
       17%       10.2
       17%       10.0
       17%        9.9
       17%        9.8
       17%        9.9
                 10.3
1990             11.0
      -10%       10.4
      -10%       10.9
      -10%       10.0
      -10%       10.5
      -10%       10.0
      -10%       10.4
      -10%       10.0
      -10%        9.2
      -10%        9.0
      -10%        8.9
                  9.3
1991              8.8
      -2%         9.7
      -2%        10.3
      -2%        11.1
      -2%        11.4
      -2%        12.0
      -2%        12.8
      -2%        12.3
      -2%        12.0
      -2%        13.2
      -2%        13.0
                 12.5
1992             13.2
      -5%        13.2
      -5%        13.2
      -5%        12.8
      -5%        13.9
      -5%        13.5
      -5%        12.7
      -5%        12.0
      -5%        12.3
      -5%        11.6
      -5%        12.3
                 12.7
1993             13.3
      12%        13.3
      12%        14.0
      12%        14.7
      12%        15.6
      12%        16.0
      12%        16.3
      12%        15.5
      12%        14.3
      12%        14.6
      12%        15.3
                 18.3
1994             17.9
      16%        17.6
      16%        18.0
      16%        19.1
      16%        19.1
      16%        18.9
      16%        19.7
      16%        19.7
      16%        19.1
      16%        19.1
      16%        18.6
                 18.9
1995             16.5
      22%        16.3
      22%        16.5
      22%        17.2
      22%        16.5
      22%        16.4
      22%        16.4
      22%        15.9
      22%        16.0
      22%        16.5
      22%        16.4
                 16.6
1996             18.6
      21%        17.4
      21%        16.9
      21%        17.8
      21%        17.2
      21%        17.0
      21%        16.1
      21%        15.7
      21%        15.9
      21%        15.8
      21%        14.7
                 14.6
1997             14.6
      23%        15.4
      23%        15.2
      23%        15.3
      23%        14.7
      23%        14.8
      23%        15.0
      23%        15.4

However, it is our expectation that company earnings will return to 20% plus annual growth rates over the next two years. This is based upon our view of 3% per annum plus economic growth, falling inflation, and a significant decline in interest rates.

This would reduce the p/e ratio of the Index to 11 on an 18-month forward basis, which places the South African equity market in the lower half of valuations when compared with comparable stock markets in the I/B/E/S* universe of both developed and emerging markets.

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

    FORWARD PRICE / EARNINGS RATIO
    For the 18 months ending 30 November 1998

DEVELOPED          PE
---------          --
JAPAN              34
GERMANY            20
FRANCE             17
NETHERLANDS        17
UNITED STATES      17
SWITZERLAND        17
SINGAPORE          16
SPAIN              16
ITALY              16
SWEDEN             15
BELGIUM            15
CANADA             15
UNITED KINGDOM     14
AUSTRALIA          14
HONG KONG          11
SOUTH AFRICA       11

EMERGING           PE
--------           --
TAIWAN             27
PORTUGAL           17
CHINA              16
ARGENTINA          14
MALAYSIA           14
CHILE              14
INDONESIA          13
KOREA              13
GREECE             12
BRAZIL             12
SOUTH AFRICA       11
MEXICO             11
PHILIPPINES        11
THAILAND           10
POLAND              9
TURKEY              5

* International Broker Estimate System (Global Aggregates)

OLD MUTUAL ASSET MANAGERS (BERMUDA) LIMITED

OMEGA SOUTH AFRICA FUND
INVESTMENT SUMMARY AS AT JUNE 30, 1997
--------------------------------------------------------------------------------

Historical Information                            TOTAL RETURN (%)
                                 NET ASSET VALUE (1)           INDEX (2) (3)
                               CUMULATIVE    AVERAGE      CUMULATIVE     AVERAGE
                                              ANNUAL                     ANNUAL
One Year                          9.18         9.18          5.60         5.60
Since Inception (5)               4.68         2.82          3.61         2.18
--------------------------------------------------------------------------------

Comparative Returns (2) (4)

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

JSE ALL SHARE INDEX RETURNS IN US$    IVJR    DATE 6/30/97   INCEPTION 11/09/95

Total return:                                                           Indexed

Total return                    Cumulative     Ann Avg                    OMEGA        JSE ALSI
09/11/95                                                    11/09/95      100.00       100.00
199511                                                      11/30/95       99.18        99.41
199512                                                      12/31/95      104.26       104.37
199601                                                      01/31/69      113.03       115.22
199602                                                      02/29/96      103.61       106.48
199603                                                      03/31/96      101.68       104.10
199604                                                      04/30/96       95.74        99.38
199605                                                      05/31/96       93.90        96.30
199606                                                      06/30/96       95.88        98.12
199607                                                      07/31/96       88.00        90.75
199608                                                      08/31/96       89.33        92.46
199609                                                      09/30/96       91.86        94.22
199610                                                      10/31/96       90.38        92.32
199611                                                      11/30/96       90.92        91.01
199612                                                      12/31/96       87.90        88.90
199701                                                      1/31/97        90.19        91.58
199702                                                      2/28/97        97.96       100.17
199703                                                      3/31/97       100.73       100.92
199704                                                      4/30/97       101.89       100.95
199705                                                      5/31/97        98.98        99.17
199706                                                      6/30/97       104.68       103.61

Fiscal yr to date                  5.60         5.60                        9.18         5.60
One Yr                 5.60        5.60         5.60                        9.18         5.60
Since inception        3.61        3.61         2.18                        4.68         3.61
Days since inception    599

                       YEAR ENDED JUNE 30, 1997      PERIOD FROM INCEPTION
                                                     TO JUNE 30, 1996 (5)

Net Asset Value Per Share        98.95                      95.61
Income Dividends                  3.24                       0.29
Capital Gains
Distributions                     1.30                       -
Fund Total Return (1)             9.18%                     (4.12)%
Index Total Return (2) (3)        5.60%                     (2.75)%

(1) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested at the net asset value on the ex-dividend date.
(2) Assumes dividends and capital gain distributions, if any, were reinvested.
(3) The benchmark for investment performance is the JSE Actuaries All Share
Index.
(4) OMEGA South Africa Fund net asset value and JSE Actuaries All Share Index rebased to November 10, 1995 = 100, the launch date of the Fund.
(5) The Fund commenced operations on November 10, 1995.

                               OMEGA SOUTH AFRICA FUND
                         STATEMENT OF ASSETS AND LIABILITIES

                                    JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investment in Trust, at value (Note B)                       $ 8,708,057
  Receivable from investment adviser (Note C)                       19,847
                                                               -----------
    TOTAL ASSETS                                                 8,727,904
                                                               -----------

LIABILITIES
  Payable for Fund expenses                                         49,534
                                                               -----------
    TOTAL LIABILITIES                                               49,534
                                                               -----------

NET ASSETS                                                     $ 8,678,370
                                                               -----------
                                                               -----------

NET ASSETS consist of:
  Paid in capital                                              $10,770,607
  Distributions in excess of net investment income                 (33,956)
  Accumulated net realized gain on investment                       39,605
  Net unrealized depreciation of investment                     (2,097,886)
                                                               -----------

NET ASSETS                                                     $ 8,678,370
                                                               -----------
                                                               -----------

SHARES OUTSTANDING                                                  87,706
                                                               -----------
                                                               -----------

NET ASSET VALUE PER SHARE                                      $     98.95
                                                               -----------
                                                               -----------

MAXIMUM OFFERING PRICE PER SHARE                               $     99.30
                                                               -----------
                                                               -----------


See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                               STATEMENT OF OPERATIONS

                               YEAR ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Investment income allocated from Trust                       $   197,019
  Expenses allocated from Trust                                    (58,976)
                                                               -----------

    NET INVESTMENT INCOME FROM TRUST                               138,043
                                                               -----------

EXPENSES
  Administrative fee (Note C)                                       40,000
  Printing expense                                                  35,000
  Auditing fees                                                     28,000
  Trustees' fees and expenses (Note C)                              25,000
  Shareholder servicing agent fee                                   19,951
  12b-1 fees (Note C)                                                3,824
  Miscellaneous expenses                                               752
                                                               -----------
    Total expenses                                                 152,527
                                                               -----------
  Deduct: Expenses reimbursed by investment adviser (Note C)      (135,019)
                                                               -----------

    NET EXPENSES                                                    17,508
                                                               -----------

    NET INVESTMENT INCOME                                          120,535
                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Trust on:
    Investments                                                     56,612
    Foreign currency transactions                                  (10,137)
                                                               -----------
  Net realized gain allocated from Trust                            46,475
  Net change in unrealized depreciation of investments
   allocated from Trust                                           (230,634)
                                                               -----------

    NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM TRUST         (184,159)
                                                               -----------

    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   (63,624)
                                                               -----------
                                                               -----------



See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                          STATEMENT OF CHANGES IN NET ASSETS


                                                                         Year Ended     Period Ended
                                                                        June 30, 1997  June 30, 1996 (1)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income                                                   $  120,535    $    86,561
  Net realized gain allocated from Trust                                      46,475         63,467
  Net change in unrealized depreciation
    of investments allocated from Trust                                     (230,634)    (1,867,252)
                                                                          ----------    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         (63,624)    (1,717,224)
                                                                          ----------    -----------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (225,561)       (12,000)
  Realized capital gains                                                     (73,828)            --
                                                                          ----------    -----------

    TOTAL DISTRIBUTIONS                                                     (299,389)       (12,000)
                                                                          ----------    -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Proceeds from shares sold
    (net of placement fee of $0 and $250, respectively)                    2,940,269     14,002,451
  Payments for shares redeemed                                            (6,249,747)            --
  Distributions reinvested                                                    77,634             --
                                                                          ----------    -----------

  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS                                                    (3,231,844)    14,002,451
                                                                          ----------    -----------

  NET INCREASE (DECREASE) IN NET ASSETS                                   (3,594,857)    12,273,227

NET ASSETS
  Beginning of period                                                     12,273,227             --
                                                                          ----------    -----------

  End of period                                                           $8,678,370    $12,273,227
                                                                          ----------    -----------
                                                                          ----------    -----------

NUMBER OF SHARES OF BENEFICIAL INTEREST
  Sold                                                                        30,000        128,373
  Redeemed                                                                   (71,602)            --
  Distributions reinvested                                                       935             --
                                                                          ----------    -----------

    NET INCREASE (DECREASE) IN SHARES OUTSTANDING                            (40,667)       128,373
                                                                          ----------    -----------
                                                                          ----------    -----------



(1) For the period November 10, 1995 (commencement of operations) to June 30, 1996.


See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                                 FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The per share amounts and ratios which are shown reflect income and expenses including OMEGA South Africa Fund's proportionate share of the Trust's income and expenses. It should be read in conjunction with the Trust's Financial Statements and Notes thereto.
--------------------------------------------------------------------------------


                                                             Year Ended    Period Ended
                                                           June 30, 1997  June 30,1996(1)
                                                           -------------  ---------------
PER SHARE DATA:

Net Asset Value, Beginning of Period                           $95.61        $100.00

Income From Investment Operations
  Net Investment Income                                          2.27           0.88
  Net Realized and Unrealized Gains and
   Losses Allocated from Trust                                   5.61          (4.98)
                                                               ------        -------

    Total From Investment Operations                             7.88          (4.10)
                                                               ------        -------

Less Distributions From:

  Net Investment Income                                         (3.24)         (0.29)
  Realized Capital Gains                                        (1.30)             -
                                                               ------        -------

    Total From Distributions                                    (4.54)         (0.29)
                                                               ------        -------

Net Asset Value, End of Period                                 $98.95         $95.61
                                                               ------        -------
                                                               ------        -------

TOTAL RETURN(4)                                                  9.18%         (4.12)%
                                                               ------        -------
                                                               ------        -------

RATIOS/SUPPLEMENTAL DATA:

  Ratio of Expenses to Average Net Assets                        1.00%(3)       1.00%(2)(3)
                                                               ------        -------
                                                               ------        -------

  Ratio of Net Investment Income to Average Net Assets           1.58%(3)       1.46%(2)(3)
                                                               ------        -------
                                                               ------        -------

  Net Assets, End of Period (in thousands)                     $8,678        $12,273
                                                               ------        -------
                                                               ------        -------



NOTES:
(1) For the period November 10, 1995 (commencement of operations) to June 30, 1996.

(2) Annualized

(3) After reduction of expenses by the Adviser as described in Note C of Notes to Financial Statements. Had the Adviser not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been as follows: for the year ended June 30, 1997, 2.77% and (0.19)%, respectively; and for the period from November 10, 1995 (Commencement of Operations) to June 30, 1996, 2.42% and 0.03%, respectively.

(4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of OMEGA South Africa Fund during the period, and assumes dividends and capital gain distributions, if any, were reinvested. Periods less than one year are not annualized.


See Notes to Financial Statements.

                               OMEGA SOUTH AFRICA FUND
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1997
NOTE A -- ORGANIZATION

Old Mutual Equity Growth Assets South Africa Equity Fund ("OMEGA South Africa Fund") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995. The OMEGA South Africa Fund is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended (the
"Act").   OMEGA South Africa Fund offers shares of beneficial interest to United
States investors.   The OMEGA South Africa Fund seeks to achieve its investment objective by investing all of its net investable assets in Old Mutual South Africa Equity Trust (the "Trust"), a non-diversified open-end management investment company having the same investment objective and policies as the OMEGA South Africa Fund. The performance of the OMEGA South Africa Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the OMEGA South Africa Fund's financial statements.

The maximum sales load imposed on purchases of OMEGA South Africa Fund Shares (as a percentage of offering price) is 0.35%. A maximum redemption fee of 0.65% on redemption proceeds is charged by OMEGA South Africa Fund.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with generally accepted accounting principles. The following is a summary of significant accounting policies followed by OMEGA South Africa Fund in the preparation of its financial statements.

TRUST VALUATION: The value of OMEGA South Africa Fund's investment in the Trust reflects OMEGA South Africa Fund's proportionate interest in the net assets of the Trust (0.81% at June 30, 1997).

INVESTMENT VALUATION: Investments in the Trust are valued by the Trust as indicated in Note B of the Trust's financial statements.


FEDERAL INCOME TAXES: OMEGA South Africa Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, OMEGA South Africa Fund will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, OMEGA South Africa Fund will not be subject to a federal excise tax.

ALLOCATIONS: All net investment income and realized and unrealized capital gains and losses of the Trust are allocated pro rata among the OMEGA South Africa Fund and other investors in the Trust on a daily basis.

                               OMEGA SOUTH AFRICA FUND
                            NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1997
                                     -CONTINUED-


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: OMEGA South Africa Fund declares and distributes dividends from net investment income, if any, semi-annually on or about the last day of December and June. OMEGA South Africa Fund's realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, the "mark to market" of certain passive foreign investment companies and differences in the timing of recognition of certain capital losses
for financial reporting and tax purposes.   Income dividends and capital gain
distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual") will reduce or rebate a portion of its advisory fee charged to the Trust as necessary so that ordinary operating expenses of OMEGA South Africa Fund, including the advisory fee allocated from the Trust, will not exceed 1.00%, per annum of OMEGA South Africa Fund's average daily net assets. This limitation does not apply to extraordinary expenses.

State Street Bank and Trust Company ("State Street") will either directly or through an affiliated entity provide certain administrative and accounting services to OMEGA South Africa Fund pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, OMEGA South Africa Fund pays compensation to State Street at the annual rate of $40,000.

OMEGA South Africa Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. OMEGA South Africa Fund will reimburse the Adviser for distribution costs at an annual rate not to exceed 0.05% of the average daily net assets of OMEGA South Africa Fund.

Trustees receive an annual fee of $5,000. OMEGA South Africa Fund pays no compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.


NOTE D -- INVESTMENT TRANSACTIONS

Contributions and withdrawals in OMEGA South Africa Fund's investment in the Trust for the year ended June 30, 1997 amounted to $3,068,649 and $6,628,305, respectively.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of Old Mutual Equity Growth Assets South Africa Fund


We have audited the accompanying statement of assets and liabilities of the Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa Fund") as of June 30, 1997 and, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from November 10, 1995 (commencement of operations) to June 30, 1996. These financial statements and financial highlights are the responsibility of OMEGA South Africa Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Mutual Equity Growth Assets South Africa Fund as of June 30, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period from November 10, 1995 to June 30, 1996, in conformity with generally accepted accounting principles.





KPMG PEAT MARWICK LLP


Boston, Massachusetts
July 25, 1997

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                                  ("THE TRUST")
                              FINANCIAL STATEMENTS
                                  JUNE 30, 1997

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------
     NUMBER                                                         MARKET
   OF SHARES                                                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.2%
BANKS & FINANCIAL SERVICES--20.5%
    739,746    Amalgamated Banks of SA Ltd                      $   5,315,980
    500,000    Baobab Solid Growth Ltd *                            4,790,816
  1,005,000    Coronation Holdings Ltd                             19,580,804
  1,236,025    Genbel Securities Ltd                               19,442,936
    685,000    Investec Group Ltd                                  27,448,394
    300,000    Investec Holdings Ltd                               11,656,916
    635,000    Mustek Ltd *                                         1,990,727
  3,644,300    Nedcor Ltd                                          80,859,289
  1,000,000    Standard Bank Investment
                  Corp. Ltd                                        49,232,807
                                                                -------------
                                                                  220,318,669
                                                                -------------

BEVERAGES, HOTELS & LEISURE--5.2%
  1,221,211    Johnnies Industrial Corporation Ltd                 15,839,750
  1,300,000    The South African Breweries Ltd                     39,965,780
                                                                -------------
                                                                   55,805,530
                                                                -------------

BUILDING, CONSTRUCTION, ALLIED--3.8%
    180,000    Anglo Alpha Ltd                                      3,109,615
  3,300,000    Barlow Ltd                                          35,954,300
  1,200,000    Group Five Holdings Ltd                              1,642,565
                                                                -------------
                                                                   40,706,480
                                                                -------------

CHEMICALS, OILS & PLASTICS--7.3%
    880,000    AECI Ltd                                             5,245,612
  1,452,300    Engen Ltd                                            7,262,301
  4,580,038    Sasol Ltd                                           60,163,873
  3,044,394    Sentrachem Ltd                                       5,377,007
                                                                -------------
                                                                   78,048,793
                                                                -------------

COAL--1.8%
    175,701    Anglo American Coal Corp Ltd                        10,822,515
  1,312,000    Ingwe Coal Corporation Ltd                           8,400,044
                                                                -------------
                                                                   19,222,559
                                                                -------------

DIAMONDS--5.8%
     16,000    Anglo American Investment
                 Trust Ltd                                            604,040
  1,684,000    De Beers Consolidated Mines Ltd                     62,273,982
                                                                -------------
                                                                   62,878,022
                                                                -------------

ELECTRONICS & ELECTRICAL--2.6%
  2,320,000    Allied Electronics Corporation Ltd                   4,558,560
  2,500,000    Grintek Ltd                                          1,848,990
  1,000,000    Persetel Holdings Ltd                                7,042,720
  3,373,746    Reunert Ltd                                         11,582,239
    598,500    Siltek Ltd                                           2,510,542
                                                                -------------
                                                                   27,543,051
                                                                -------------

ENGINEERING--1.7%
  3,666,260    African Oxygen Ltd                               $  12,060,332
  1,274,700    Hudaco Industries Ltd                                6,191,279
                                                                -------------
                                                                   18,251,611
                                                                -------------

FOOD--1.0%
    354,200    CG Smith Foods Ltd                                   6,725,069
  5,976,100    Irvin & Johnson Ltd                                  4,024,088
                                                                -------------
                                                                   10,749,157
                                                                -------------

FURNITURE & HOUSEHOLD--0.9%
  1,532,303    JD Group Ltd                                         9,472,234
                                                                -------------

GOLD--0.6%
    314,500    Driefontein Consolidated Ltd                         2,117,728
    111,000    Southvaal Holdings Ltd                               2,230,048
     44,000    Vaal Reefs Exploration and
                 Mining Co Ltd                                      2,127,387
                                                                -------------
                                                                    6,475,163
                                                                -------------

INDUSTRIAL HOLDING--15.9%
  4,835,000    Anglovaal Industries Ltd                            17,719,616
     80,270    Bidvest Group Ltd (ords)                               620,256
  1,693,203    Bidvest Group Ltd                                   12,971,442
  6,000,000    CG Smith Ltd                                        33,579,865
  1,108,030    Imperial Holdings Ltd                               15,778,328
  3,950,000    Murray & Roberts Holdings Ltd                        9,287,449
    190,500    Plate Glass & Shatterprufe
                 Industries Ltd                                     5,425,433
  4,050,000    Rembrandt Group Ltd                                 43,276,300
 13,274,900    Safmarine & Rennies Holdings Ltd                    32,531,491
                                                                -------------
                                                                  171,190,180
                                                                -------------

INSURANCE--2.5%
    290,668    Liberty Life Association of
                 Africa Ltd                                         7,893,181
  1,500,000    Mutual & Federal Insurance
                 Co Ltd                                             8,146,594
  5,734,000    Norwich Holdings SA Ltd                             11,140,126
                                                                -------------
                                                                   27,179,901
                                                                -------------

MANGANESE--0.5%
    490,000    Samancor Ltd                                         4,922,177
                                                                -------------

MINING HOLDING--0.7%
     44,000    Associated Ore & Metal Corp Ltd                      3,011,370
  1,300,000    Avmin Ltd                                            4,620,819
                                                                -------------
                                                                    7,632,189
                                                                -------------

See Notes to Financial Statements

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1997
                                   -CONTINUED-

--------------------------------------------------------------------------------
     NUMBER                                                            MARKET
   OF SHARES                                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--Continued
MINING HOUSES--14.3%
  1,700,152    Angelo American Platinum
                 Corporation Ltd                                $  14,075,659
    870,000    Anglo American Corporation of
                 of SA Ltd                                         52,484,270
  1,057,200    Anglovaal Ltd                                       28,241,793
  8,400,000    Gencor Ltd                                          38,759,245
    880,000    Gold Fields of SA Ltd                               20,788,166
                                                                -------------
                                                                  154,349,133
                                                                -------------

PAPER & PACKAGING--1.2%
    870,000    Nampak Ltd                                           3,783,861
  1,046,386    Sappi Ltd                                            9,471,647
                                                                -------------
                                                                   13,255,508
                                                                -------------

PLATINUM--2.6%
    330,000    Impala Platinum Holdings Ltd                         3,697,428
    893,347    Potgietersrust Platinums Ltd                         6,755,080
    978,113    Rustenburg Platinum Holdings Ltd                    17,923,254
                                                                -------------
                                                                   28,375,762
                                                                -------------

PRINTING & PUBLISHING--1.6%
    522,000    Independent Newspapers
                 Holdings Ltd                                       2,869,588
    500,000    Nasionale Pers Bpk                                   5,740,148
    563,400    Omni Media Corp Ltd                                  8,893,498
                                                                -------------
                                                                   17,503,234
                                                                -------------

STEEL & ALLIED--1.2%
 18,863,380    Iscor Ltd                                           12,493,684
                                                                -------------

STORES--4.2%
  2,317,896    Foschini Ltd                                     $   7,266,613
  6,826,025    Metro Cash and Carry Ltd                             6,028,061
  4,565,834    Speciality Stores 'N' Ltd                            3,780,081
    335,252    Speciality Stores Ltd                                  292,360
  5,168,493    Wooltru Ltd                                         28,070,411
                                                                -------------
                                                                   45,437,526
                                                                -------------

TRANSPORTATION--1.3%
  3,386,438    Trencor Ltd                                         14,205,171
                                                                -------------

Total Common Stocks
    (Cost $1,012,602,343)                                       1,046,015,734
                                                                -------------

--------------------------------------------------------------------------------
   MATURITY                                                         AMORTIZED
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.3%
  3,704,598    State Street Bank and Trust
               Company, 5.00%, dated
               6/25/97, due 7/2/97
               (collateralized by a U.S.
               Treasury Bond, 7.875%,
               11/15/07) (Cost $3,701,000)                          3,701,000

Total Investments--97.5%
   (Cost $1,016,303,343)                                        $1,049,716,734
Net Other Assets--2.5%                                             26,989,348
                                                                -------------

Total Net Assets--100%                                          $1,076,706,082
                                                                -------------
                                                                -------------



NOTE TO SCHEDULE OF INVESTMENTS

*  Non-income producing security.


See Notes to Financial Statements

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (Note B)
    (Cost of investments - $1,016,303,343)                   $  1,049,716,734
  Cash (including foreign currency, at value)                      21,100,114
  Receivable for investments sold                                   3,369,587
  Deferred organization costs (Note B)                                985,640
  Dividends and interest receivable                                 3,780,962
  Other assets                                                         24,997
                                                             ----------------
    Total Assets                                                1,078,978,034
                                                             ----------------

LIABILITIES
  Payable for investments purchased                                 1,565,697
  Payable to adviser (Note C)                                         517,325
  Accrued expenses                                                    188,930
                                                             ----------------
    Total Liabilities                                               2,271,952
                                                             ----------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS     $  1,076,706,082
                                                             ----------------
                                                             ----------------
See Notes to Financial Statements

                      OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income                                            $     22,603,287
  Interest income                                                   2,419,235
  Investment lending income                                            17,886
                                                             ----------------
    TOTAL INCOME                                                   25,040,408
                                                             ----------------

EXPENSES
  Investment advisory fee (Note C)                                  5,803,304
  Administration fee (Note C)                                         374,991
  Legal fees                                                          325,000
  Amortization of deferred organization expenses (Note B)             304,564
  Custodian fees                                                      294,585
  Trustees fees and expenses (Note C)                                 175,002
  Auditing fees                                                        52,000
  Miscellaneous expenses                                               86,075
                                                             ----------------
    TOTAL EXPENSES                                                  7,415,521
                                                             ----------------
    NET INVESTMENT INCOME                                          17,624,887
                                                             ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments                                                     2,198,475
    Foreign currency transactions                                    (550,137)
                                                             ----------------
  Net realized gain                                                 1,648,338
                                                             ----------------
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                    73,208,275
    Foreign currency translations                                    (352,460)
                                                             ----------------
  Net change in unrealized appreciation (depreciation)             72,855,815
                                                             ----------------
    Net realized and unrealized gain                               74,504,153
                                                             ----------------
    Net increase in net assets resulting from operations     $     92,129,040
                                                             ----------------
                                                             ----------------


See Notes to Financial Statements


                                             OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED              PERIOD ENDED
                                                                JUNE 30, 1997          JUNE 30, 1996 (1))
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income                                      $     17,624,887       $      9,277,319
  Net realized gain on investments and
    foreign currency transactions                                   1,648,338              6,446,468
  Net change in unrealized appreciation (depreciation)
    of investments and foreign currency translations               72,855,815            (39,777,485)
                                                             ----------------       ----------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                              92,129,040            (24,053,698)
                                                             ----------------       ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions                                                    63,862,347          1,122,724,906
  Withdrawals                                                     (68,137,648)          (109,818,865)
                                                             ----------------       ----------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS              (4,275,301)         1,012,906,041
                                                             ----------------       ----------------
  NET INCREASE IN NET ASSETS                                       87,853,739            988,852,343

NET ASSETS
    Beginning of period                                           988,852,343                     --
                                                             ----------------       ----------------
    End of period                                            $  1,076,706,082       $    988,852,343
                                                             ----------------       ----------------
                                                             ----------------       ----------------

                                                     FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED             PERIOD ENDED
                                                               JUNE 30, 1997         JUNE 30, 1996 (1)
                                                             ----------------        -----------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                         0.77%                   0.82%(2)
                                                               --------                --------
                                                               --------                --------
  Net investment income                                            1.82%                   1.34%(2)
                                                               --------                --------
                                                               --------                --------
  Portfolio turnover rate                                          9.88%                   4.43%(3)
                                                               --------                --------
                                                               --------                --------
  Average commission rate per share                            $   0.01                $   0.02
                                                               --------                --------
                                                               --------                --------

NOTES:
(1)  For the period November 3, 1995 (commencement of operations) to June 30,
     1996.

(2)  Annualized

(3)  Not Annualized

See Notes to Financial Statements

                    OLD MUTUAL SOUTH AFRICA EQUITY TRUST
                        NOTES TO FINANCIAL STATEMENTS
                               JUNE 30, 1997


NOTE A -- ORGANIZATION

Old Mutual South Africa Equity Trust (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of September 1, 1995 and has its principal place of business in Bermuda. The Trust is registered as a non-diversified open-end management investment company under the United States Investment Company Act of 1940, as amended (the "Act").

The investment objective of the Trust is to seek long-term total return in excess of the Johannesburg Stock Exchange ("JSE") Actuaries All Share Index from investment in equity securities of South African issuers.

Beneficial interest in the Trust is issued to Old Mutual Equity Growth Assets South Africa Fund ("OMEGA South Africa Fund") and Old Mutual South Africa Growth Assets Fund Limited ("Old Mutual SAGA Fund"). OMEGA South Africa Fund is a Massachusetts business trust organized pursuant to a Declaration of Trust dated as of September 1, 1995. OMEGA South Africa Fund offers shares of beneficial interest to United States investors. Old Mutual SAGA Fund was incorporated as a company under the laws of Bermuda as of September 7, 1995. Old Mutual SAGA Fund offers shares of beneficial interest to non-United States investors. The shares are listed on the Official List of the Irish Stock Exchange.

Old Mutual Fund Holdings (Bermuda) Limited, a wholly-owned subsidiary of South African Mutual Life Assurance Society ("Old Mutual"), holds 92.70% of the beneficial interest in the Trust as of June 30, 1997. It is expected that all of the investable assets of OMEGA South Africa Fund and Old Mutual SAGA Fund will be invested in the Trust. The Trust will apply amounts so invested to redeem a portion of the beneficial interest of Old Mutual Fund Holdings (Bermuda) Limited in the Trust.


NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with United States generally accepted accounting principles. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

VALUATION: Securities are valued each day on which the New York Stock Exchange is open for trading (a "Business Day") as of 10:00 a.m. Eastern Standard Time which is after the close of business for the Johannesburg Stock Exchange ("JSE") for that day. JSE listed securities will generally be valued based on the current JSE ruling price which is generally the last sale price. If the securities did not trade on the JSE on the date of valuation, they may be valued on a different basis believed by the trustees of the Trust to reflect their fair value.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral, may be subject to legal proceedings.


INVESTMENT TRANSACTIONS: Investment security transactions are recorded on trade date. Dividend income on foreign securities is recorded on the ex-dividend date or when the Trust becomes aware of its declaration. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on the basis of identified cost.

FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities denominated in foreign currencies, mainly South African Rand, are translated into U.S. dollars using the exchange rate prevailing as of the time of valuation. Purchases and sales of securities and income and expenses are translated into U.S. dollar amounts on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes net realized currency gains and losses recognized between accrual and payment dates. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. The Trust intends to conduct its operations so that the OMEGA South Africa Fund can qualify as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended. The Trust will be treated as a partnership for federal income tax purposes and is therefore not subject to federal income tax.

ORGANIZATION EXPENSES: Expenses incurred by the Trust in connection with its organization are being amortized on a straight-line basis over a period of five years. The trustees consider U.S. $100,000 of the $4,750,100 in cash invested as of November 3, 1995 to be the minimum required capital under the Act (the "Initial Investment"). The amount paid by the Trust on any redemption of beneficial interests from the Initial Investment will be reduced by the pro rata portion of any unamortized organizational expenses of the Trust. Such pro rata portion is to be determined by multiplying the unamortized expenses with the ratio of the amount redeemed divided by the amount of the book capital account of the beneficial interest attributable to the Initial Investment at the time of redemption.

LOANS OF INVESTMENT SECURITIES: The Trust may lend its investment securities while it continues to earn dividends on such investments loaned. In connection with the lending of investment securities, the Trust receives U.S. Treasury Securities as collateral in an amount at least equal to 105 percent of the market value of the investments loaned. Additional collateral is requested from the borrower if the value falls below 105 percent. For the year ended June 30, 1997, the market value of investments loaned and the amount of collateral received with respect to such transactions was $23,470,202 and $24,723,247, respectively.

USE OF ESTIMATES: The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


NOTE C -- ADVISORY AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES

The Trust has entered into an investment advisory agreement dated as of October 23, 1995 with Old Mutual Asset Managers (Bermuda) Limited (the "Adviser"), a wholly-owned subsidiary of Old Mutual to provide investment management services. The Adviser receives for its services monthly compensation at the rate of 0.60% of average daily net assets of the Trust.

The Adviser will reduce or rebate a portion of its advisory fee as necessary so that ordinary operating expenses of each of the OMEGA South Africa Fund and Old Mutual SAGA Fund, including the advisory fee, will not exceed 1.00%, per annum
of each Fund's average daily net assets.   This limitation does not apply to
extraordinary expenses, placement fees and brokerage expenses.

State Street Cayman Trust Company, Ltd. ("State Street"), will either directly or through an affiliated entity provide certain administrative and accounting services to the Trust pursuant to an Administration Agreement dated as of October 23, 1995. Under the Administration Agreement, the Trust pays compensation to State Street at the annual rate of 0.05% of the first $500 million of the Trust's average daily net assets, 0.025% of the next $500 million of the Trust's average daily net assets and 0.01% of the Trust's average daily net assets in excess of $1 billion.

Trustees not resident in Bermuda receive an annual fee of $20,000.   Trustees
resident  in Bermuda receive an annual fee of $10,000.     The Audit Committee
chairman receives an additional annual fee of $5,000.   The Trust pays no
compensation to their Trustees who are directors or employees of Old Mutual or any wholly-owned subsidiaries of Old Mutual.

During the year ended June 30, 1997, the Trust purchased 685,000 shares of Investec Group Ltd. for US$13,925,769 from Old Mutual Global Assets Fund Limited, which is also managed by the Adviser. The transaction did not include commissions. On the date of purchase the Trust's investment in Investec Group Ltd. was valued at US$20,911,335.


NOTE D -- INVESTMENT TRANSACTIONS

For the year ended June 30, 1997, there were purchase and sale transactions (excluding short-term securities) of $97,817,776 and $92,829,079, respectively. The aggregate cost of Trust investments was substantially the same for book and Federal income tax purposes at June 30, 1997. Gross unrealized appreciation of investments was $167,744,193 and gross unrealized depreciation of investments was $134,330,802, resulting in net unrealized appreciation of investments of $33,413,391.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and the Owners of Beneficial Interest of Old Mutual South Africa Equity Trust


We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Old Mutual South Africa Equity Trust ("the Trust") as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from November 3, 1995 (commencement of operations) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with United States generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Mutual South Africa Equity Trust as of June 30, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period from November 3, 1995 to June 30, 1996, in conformity with United States generally accepted accounting principles.





KPMG PEAT MARWICK

Hamilton, Bermuda
July 25, 1997

TRUSTEES

Michael John Levett
PRESIDENT

William Langley
TREASURER

William Lester Boyan

Thomas Haskins Davis

Michel John Drew

Kenneth Rigby Williams

INVESTMENT MANAGER
Old Mutual Asset Managers (Bermuda) Limited
61 Front Street, Hamilton HM11, Bermuda

ADMINISTRATOR
FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

FOR THE MASTER TRUST:
State Street Cayman Trust Company, Ltd.
P.O. Box 2508
Elizabeth Square, George Town
Grand Cayman, British West Indies

TRANSFER AGENT
FOR THE OMEGA SOUTH AFRICA FUND:
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
FOR THE OMEGA SOUTH AFRICA FUND:
KPMG Peat Marwick LLP
99 High Street, Boston, MA 02110

FOR THE MASTER TRUST:
KPMG Peat Marwick
Vallis Building, Hamilton HM11, Bermuda

LEGAL COUNSEL
IN THE UNITED KINGDOM:
Norton Rose
Kempson House, Camomile Street, London EC3A 7AN

IN THE UNITED STATES:
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

IN BERMUDA:
Conyers Dill & Pearman
Clarendon House, Church Street, Hamilton, Bermuda

                                        OMEGA
                                     SOUTH AFRICA


                                      OLD MUTUAL
                                    EQUITY GROWTH
                                     ASSET SOUTH
                                     AFRICA FUND





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                                     ANNUAL REPORT
                                    JUNE 30, 1997